August 29, 2013

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0505

Re:  Lazard Alternative Strategies 1099 Fund

Post-Effective Amendment No. 2 to the Registration Statement on
Form N-2 (File Nos. 811-22590 and 333-175797)

Ladies and Gentlemen:

On behalf of Lazard Alternative Strategies 1099 Fund (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Post-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2 (the "Registration Statement"). We are filing the Registration Statement with the Commission for the sole purpose of updating certain financial and other information contained therein. Accordingly, we respectfully request expedited review of the Registration Statement by the staff of the Commission so as to allow the effectiveness of the Registration Statement on or about September 30, 2013.

Please call me at 212-756-2149 if you have any questions regarding this filing. Thank you for your assistance regarding this matter.

Very truly yours,

/s/ Pamela Chen

Pamela Chen